SCHEDULE OF INVESTMENTS

Ivy Crossover Credit Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Communication Services

Alternative Carriers – 1.1%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	$500	$654

Cable & Satellite – 2.8%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.500%, 2-1-24	1,000	1,109
Viacom, Inc., 4.750%, 5-15-25	500	580
		1,689

Integrated Telecommunication Services – 3.0%
AT&T, Inc.:
3.300%, 2-1-52	500	495
3.550%, 9-15-55(A)	250	248
AT&T, Inc. (3-Month U.S. LIBOR plus 118 bps), 1.400%, 6-12-24(B)	500	512
Frontier Communications Corp., 5.875%, 10-15-27(A)	500	541
		1,796

Movies & Entertainment – 1.8%
Netflix, Inc., 5.500%, 2-15-22	1,000	1,046

Publishing – 3.3%
Lamar Media Corp., 4.875%, 1-15-29	500	531
Thomson Reuters Corp.:
3.350%, 5-15-26	500	561
5.850%, 4-15-40	500	699
5.650%, 11-23-43	125	169
		1,960

Wireless Telecommunication Service – 2.4%
T-Mobile USA, Inc.:
3.500%, 4-15-25(A)	750	829
4.375%, 4-15-40(A)	500	610
		1,439
Total Communication Services – 14.4%		8,584

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.7%
PVH Corp., 4.625%, 7-10-25	1,000	1,127
Ralph Lauren Corp., 2.950%, 6-15-30	1,000	1,086
		2,213

Automotive Retail – 1.0%
AutoNation, Inc., 4.750%, 6-1-30	500	602

Homebuilding – 5.0%
D.R. Horton, Inc., 2.600%, 10-15-25	1,000	1,078
Lennar Corp., 4.750%, 11-15-22(C)	500	528
NVR, Inc., 3.000%, 5-15-30	1,250	1,367
		2,973

Internet & Direct Marketing Retail – 2.1%
Booking Holdings, Inc., 4.625%, 4-13-30	1,000	1,242

Restaurants – 1.4%
Darden Restaurants, Inc., 4.550%, 2-15-48	750	825

Total Consumer Discretionary – 13.2%		7,855

Consumer Staples

Brewers – 2.1%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	1,000	1,268

Food Distributors – 1.9%
Sysco Corp., 6.600%, 4-1-40	750	1,096

Food Retail – 1.8%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	1,000	1,092

Packaged Foods & Meats – 1.3%
Smithfield Foods, Inc., 2.650%, 10-3-21(A)	750	757

Tobacco – 1.8%
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	1,000	1,071

Total Consumer Staples – 8.9%		5,284

Energy

Integrated Oil & Gas – 1.0%
National Fuel Gas Co., 5.500%, 1-15-26	500	577

Oil & Gas Exploration & Production – 1.8%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	500	561
EQT Corp.: 3.000%, 10-1-22(D)	250	252
7.875%, 2-1-25(c)	250	284
		1,097

Oil & Gas Storage & Transportation – 7.6%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	500	559
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	500	584
EQT Midstream Partners L.P., 4.750%, 7-15-23	500	526
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	750	786
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	500	574

Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	500	547
Williams Partners L.P., 4.850%, 3-1-48	750	920
		4,496
Total Energy – 10.4%		6,170

Financials

Asset Management & Custody Banks – 7.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	1,250	1,277
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.), 3.450%, 4-15-50	500	530
JAB Holdings B.V., 2.200%, 11-23-30(A)	750	754
KKR Group Finance Co. III LLC, 5.125%, 6-1-44(A)	500	655
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	500	554
Owl Rock Capital Corp.:
5.250%, 4-15-24	450	487
4.000%, 3-30-25	300	313
		4,570

Consumer Finance – 0.8%
Ford Motor Credit Co. LLC, 3.336%, 3-18-21	500	501

Diversified Banks – 1.8%
Wells Fargo & Co., 2.879%, 10-30-30	1,000	1,090

Financial Exchanges & Data – 1.3%
Intercontinental Exchange, Inc., 2.650%, 9-15-40	750	769

Insurance Brokers – 1.8%
Brown & Brown, Inc., 4.200%, 9-15-24	500	556
Willis North America, Inc., 2.950%, 9-15-29	500	547
		1,103

Other Diversified Financial Services – 3.1%
Citigroup, Inc.:
2.666%, 1-29-31	500	536
5.000%, 3-12-69	500	520
JPMorgan Chase & Co.:
4.000%, 10-1-68	250	254
5.000%, 2-1-69	500	526
		1,836

Specialized Finance – 2.3%
Fidelity National Financial, Inc.:
5.500%, 9-1-22	500	539
3.400%, 6-15-30	750	823
		1,362
Total Financials – 18.8%		11,231

Health Care

Health Care Equipment – 0.5%
Zimmer Biomet Holdings, Inc., 5.750%, 11-30-39	250	328

Health Care Facilities – 2.7%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.750%, 5-1-23	1,000	1,091
Universal Health Services, Inc., 2.650%, 10-15-30(A)	500	519
		1,610

Health Care Supplies – 1.9%
Dentsply Sirona, Inc., 3.250%, 6-1-30	1,000	1,113

Pharmaceuticals – 3.1%
Elanco Animal Health, Inc.:
4.912%, 8-27-21(C)	500	511
5.022%, 8-28-23(C)	500	546
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
2.200%, 9-2-30(A)	250	257
3.300%, 9-2-40(A)	500	525
		1,839
Total Health Care – 8.2%		4,890

Industrials

Aerospace & Defense – 1.8%
Boeing Co. (The):
2.950%, 2-1-30	500	517
3.750%, 2-1-50	500	525
		1,042

Railroads – 1.9%
Kansas City Southern:
4.300%, 5-15-43	500	587
3.500%, 5-1-50	500	555
		1,142

Research & Consulting Services – 3.6%
CoStar Group, Inc., 2.800%, 7-15-30(A)	1,250	1,298
Verisk Analytics, Inc., 3.625%, 5-15-50	750	873
		2,171
Total Industrials – 7.3%		4,355

Information Technology

Application Software – 1.9%
NXP B.V. and NXP Funding LLC, 4.625%, 6-1-23(A)	1,037	1,133

Communications Equipment – 2.1%
Motorola Solutions, Inc., 5.500%, 9-1-44	1,000	1,272

IT Consulting & Other Services – 0.9%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23(A)	500	526

Semiconductors – 2.2%
Xilinx, Inc., 2.375%, 6-1-30	1,250	1,312

Systems Software – 1.7%
ServiceNow, Inc., 1.400%, 9-1-30	1,000	975

Technology Hardware, Storage & Peripherals – 0.4%
Seagate HDD Cayman (GTD by Seagate Technology plc), 5.750%, 12-1-34	221	260

Total Information Technology – 9.2%		5,478

Real Estate

Health Care REITs – 1.4%
Healthpeak Properties, Inc.:
3.875%, 8-15-24	250	276
2.875%, 1-15-31	500	539
		815

Industrial REITs – 1.1%
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	125	128
3.250%, 2-15-27(A)	500	510
		638

Specialized REITs – 2.5%
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.):
2.900%, 11-15-24	250	267
3.450%, 11-15-29	750	807
EPR Properties, 4.950%, 4-15-28	440	442
		1,516
Total Real Estate – 5.0%		2,969

Utilities

Electric Utilities – 0.8%
FirstEnergy Corp., 3.400%, 3-1-50	500	478

Total Utilities – 0.8%		478

TOTAL CORPORATE DEBT SECURITIES – 96.2%		$57,294
(Cost: $54,299)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) – 2.7%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	1,606	1,606

TOTAL SHORT-TERM SECURITIES – 2.7%		$1,606
(Cost: $1,606)

TOTAL INVESTMENT SECURITIES – 98.9%		$58,900
(Cost: $55,905)

CASH AND OTHER ASSETS, NET OF LIABILITIES(F) – 1.1%		673

NET ASSETS – 100.0%		$59,573

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $14,070 or 23.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(D)	All or a portion of securities with an aggregate value of $203 are on loan.

(E)	Rate shown is the annualized 7-day yield at December 31, 2020.

(F)	Cash of $70 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	50	3-20-21	5,000	$(6,904)		$(9)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Corporate Debt Securities	$—	$57,294	$—
Short-Term Securities	1,606	—	—

Total	$1,606	$57,294	$—

Liabilities
Futures Contracts	$9	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$55,905

Gross unrealized appreciation	3,020

Gross unrealized depreciation	(25)

Net unrealized appreciation	$2,995